Property, Plant and Equipment, Net - Schedule of Property Plant and Equipment (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	¥ 10,676,050		¥ 11,003,164
Less: Accumulated depreciation	(10,073,015)		(10,493,995)
Total	603,035	$ 84,936	509,169
Electronic equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	3,403,193		3,909,342
Office equipment and other [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	4,241,801		4,573,886
Operating equipment [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	335,758
Leasehold improvement [Member]
Schedule of Property Plant and Equipment [Line Items]
Property, plant and equipment	¥ 2,695,298		¥ 2,519,936